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May 31, 2017

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:   RMR Real Estate Income Fund - N-2 Filing

Ladies and Gentlemen:

On behalf of RMR Real Estate Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $115.90 to cover the registration fee under the Securities Act has been paid.

We note that the Fund has received, but does not currently rely on, exemptive relief (1940 Act Rel. Nos. 29178 (notice) & 29213 (order)) that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

*****

Securities and Exchange Commission

May 31, 2017

If you have any questions or require any further information with respect to this Registration Statement, please call me at (617) 573-4836 or Mike Hoffman at (212) 735-3406.

Best regards,

/s/ Kenneth E. Burdon

Kenneth E. Burdon